CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Total China Digital TV Holding Co., Ltd Shareholders' equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 253,024	$ 29	$ 157,980	$ 6,617	$ 12,691	$ 75,707	$ 253,024
Beginning Balance (in shares) at Dec. 31, 2009		58,044,640
Share-based compensation	1,478		1,478				1,478
Provision for statutory reserve					4,633	(4,633)
Exercise of stock option (in shares)		773,347
Exercise of stock option	1,270		1,270				1,270
Special cash dividend to shareholders	(117,636)		(41,929)			(75,707)	(117,636)
Noncontrolling interest of Dongguan Super TV	530							530
Net income	33,411					33,421	33,421	(10)
Foreign currency translation adjustment	6,943			6,943			6,943
Ending Balance at Dec. 31, 2010	179,020	29	118,799	13,560	17,324	28,788	178,500	520
Ending Balance (in shares) at Dec. 31, 2010		58,817,987
Share-based compensation	5,562		5,562				5,562
Provision for statutory reserve					370	(370)
Exercise of stock option (in shares)	163,903	163,903
Exercise of stock option	400		400				400
Special cash dividend to shareholders	(33,017)					(33,017)	(33,017)
Disposal of Dongguan Super TV	(625)							(625)
Capital injection by noncontrolling shareholders	6,537							6,537
Transfer of noncontrolling interest	(1,822)		1,822				1,822	(1,822)
Net income	40,270					41,000	41,000	(730)
Foreign currency translation adjustment	12,175			12,175			12,175
Ending Balance at Dec. 31, 2011	210,322	29	126,583	25,735	17,694	36,401	206,442	3,880
Ending Balance (in shares) at Dec. 31, 2011		58,981,890
Share-based compensation	2,614		2,588				2,588	26
Provision for statutory reserve					162	(162)
Exercise of stock option (in shares)	118,864	118,864
Exercise of stock option	86	1	85				86
Special cash dividend to shareholders	(135,933)		(99,532)			(36,401)	(135,933)
Net income	5,538					6,927	6,927	(1,389)
Foreign currency translation adjustment	536			348			348	188
Ending Balance at Dec. 31, 2012	$ 83,163	$ 30	$ 29,724	$ 26,083	$ 17,856	$ 6,765	$ 80,458	$ 2,705
Ending Balance (in shares) at Dec. 31, 2012		59,100,754